DEBT - Summary of Covenants Under Second Lien Notes and Senior Notes (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Interest expense and dividends paid or accrued	$ 39.8
Profit (loss) before interest expense, dividends paid or accrued, depletion and other non-recurring charges	$ 79.7
Senior Notes
Disclosure of detailed information about borrowings [line items]
Covenant maximum	2.25
Position	2.00